As filed with the Securities and Exchange Commission on September 22, 2003


                                            1933 Act Registration No.: 333-38270
                                            1940 Act Registration No.: 811-08441

--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 7       [X]

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [_]


                         POST-EFFECTIVE AMENDMENT NO. 32                    [X]

              LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H
                          (Exact Name of Registrant)


                          American Legacy III C-Share


                  LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                        100 Madison Street, Suite 1860
                              Syracuse, NY 13202
             (Address of Depositor's Principal Executive Offices)


      Depositor's Telephone Number, including Area Code:  (315) 428-8400


                            Robert O. Sheppard, Esq.
                         100 Madison Street, Suite 1860
                           Syracuse, New York 13202
                     (Name and Address of Agent for Service)

                                    Copy to:

                             Mary Jo Ardington, Esq.
                   The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                                  P.O. Box 1110
                              Fort Wayne, IN 46801

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[x]  immediately upon filing pursuant to paragraph (b) of Rule 485

[_]  on ___________, pursuant to paragraph (b)

[_]  60 days after filing pursuant to paragraph (a)(i) of Rule 485

[_]  on ____________________, 2003 pursuant to paragraph (a)(i) of Rule 485

                     Title of securities being registered:
   Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                   Lincoln Life & Annuity Company of New York


                Lincoln Life & Annuity Variable Annuity Account H

                               American Legacy III
                           American Legacy III C-Share
                            American Legacy III Plus
                            American Legacy III View
                     American Legacy Shareholder's Advantage
                        (collectively, "American Legacy")

                         Supplement dated June 10, 2003
   to the Prospectus and Statement of Additional Information dated May 1, 2003

This supplement describes certain changes to the Prospectuses and Statements of Additional Information for the American Legacy contracts noted above, as follows.

Distribution of the contracts and Principal underwriter.

The following information applies to the above-referenced sections:

Beginning July 1, 2003, Lincoln Financial Advisors Corporation ("LFA") will replace American Funds Distributors, Inc. as the principal underwriter and distributor of the American Legacy annuity contracts. This change will not impact the provisions of your variable annuity contract with Lincoln Life & Annuity Company of New York.

LFA will enter into selling agreements with various broker-dealers for sales of the American Legacy annuity contracts. LFA is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers (NASD). LFA does not plan to retain any commission for its duties as principal underwriter.


                Please keep this Supplement for future reference.

                   Lincoln Life & Annuity Company of New York

                Lincoln Life & Annuity Variable Annuity Account H

                           American Legacy III C-Share

                       Supplement dated September 29, 2003
                       to the Prospectus dated May 1, 2003

Please keep this Supplement with your current American Legacy III C-Share Prospectus and retain it for reference.

The dollar cost averaging fixed account or DCA fixed account will no longer be available for contracts issued after September 30, 2003.

                Please keep this Supplement for future reference.

                   Lincoln Life & Annuity Company of New York
                Lincoln Life & Annuity Variable Annuity Account H
                           American Legacy III C Share

                       Supplement dated September 29, 2003
                       to the Prospectus dated May 1, 2003

Please keep this Supplement with your current American Legacy III C Share Prospectus and retain it for reference. This Supplement introduces the Principal Security(SM) Benefit Rider.

The Principal Security(SM) Benefit Rider is available for purchase with nonqualified annuity contracts and IRAs. IRA contractowners must be under age
81. This Rider provides a Guaranteed Amount equal to the initial purchase payment (or contract value if elected after contract issue) as adjusted for purchase payments and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. Once the Rider has been in effect for at least five years, you have the opportunity to reset the Guaranteed Amount to a higher level (the contract value at the time of the reset). There is no guarantee that the Rider will be available in the future as we reserve the right to discontinue this Rider at any time.

Effective Date

If the Rider is elected at contract issue, then the Rider will be effective on the contract's effective date. If the Rider is elected after the contract is issued (by sending a written request to our servicing office), the Rider will be effective on the next valuation date following approval by us. You cannot elect the Rider on or after the annuity commencement date.

Charges for the Rider

          The annual charge is currently 0.45% of the Guaranteed Amount as adjusted. The guaranteed annual maximum charge in the event of a reset of the Guaranteed Amount is 0.95%.

During the accumulation period, there is a charge for the Principal Security(SM) Benefit Rider, if elected. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount.

If you reset the Guaranteed Amount, a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the reset. At the time of the reset, the Rider charge may increase, but it will never exceed the guaranteed maximum annual charge of 0.95%. After a reset, we will deduct the Rider charge for the reset Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the reset. If you never reset your Guaranteed Amount, your percentage Rider charge will never change, although the amount we deduct for the charge will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that the EGMDB and Principal Security(SM) Benefit are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     1) If you surrender your contract at the end of the applicable time period:

               1 year           3 years           5 years          10 years

      --------------------------------------------------------------------------
               $  331            $1,012            $1,719           $3,607

     2) If you annuitize or do not surrender your contract at the end of the applicable time period:

               1 year           3 years           5 years          10 years

      --------------------------------------------------------------------------
               $  331            $1,012            $1,719           $3,607

Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts
- i4LIFE(SM) Advantage for IRA Contracts and Annuity payouts - including i4LIFE(SM) Advantage (Non-Qualified annuity contracts only). Refer to your Prospectus for a discussion of other charges or deductions. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Guaranteed Amount

The amount of the initial Guaranteed Amount varies based on when you elect the Rider. If you elect the Rider at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment. If you elect the Rider after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000. Additional purchase payments automatically increase the Guaranteed Amount; however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the Guaranteed Amount as discussed below. Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments are made and decreases as withdrawals are made.

After the fifth anniversary of the Rider, you may elect to reset the Guaranteed Amount to an amount equal to the contract value on the effective date of the election of the reset. Additional resets are permitted, but you must wait at least 5 years between each reset. The reset may cause an increase in the percentage charge for this Rider. Purchase payments or withdrawals made after the reset adjust the Guaranteed Amount. In the future, we may limit your right to reset the Guaranteed Amount to your Rider anniversary dates, but no more frequently than once every five years.

Withdrawals

You will have access to your Guaranteed Amount through periodic withdrawals up to the Annual Withdrawal Limit each Benefit Year (until the Guaranteed Amount equals zero). The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to reset the Guaranteed Amount, the Benefit Year will begin on the date of the reset and each anniversary of the reset after that. On the effective date of the Rider, the Annual Withdrawal Limit is 7% of the Guaranteed Amount. The Annual Withdrawal Limit is increased by 7% of any additional purchase payment. The Annual Withdrawal Limit will also reset after a reset of the Guaranteed Amount to the greater of:

     a.   the Annual Withdrawal Limit immediately prior to the reset; or
     b.   7% of the new (reset) Guaranteed Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Annual Withdrawal Limit, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.   the Annual Withdrawal Limit will remain the same.

Withdrawals within the Annual Withdrawal Limit are not subject to a market value (interest) adjustment.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Annual Withdrawal Limit:

1.   The Guaranteed Amount is reduced to the lesser of:
     a.   the contract value immediately following the withdrawal, or
     b. the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2.   The Annual Withdrawal Limit will be the lesser of:
     a.   the Annual Withdrawal Limit immediately prior to the withdrawal; or
     b.   the greater of:
          i. 7% of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Annual Withdrawal Limit); or
          ii.  7% of the contract value immediately following the withdrawal.

In a declining market, withdrawals that exceed the Annual Withdrawal Limit may substantially deplete your Guaranteed Amount and reduce your Annual Withdrawal Limit.

You may use one of the following methods to request a withdrawal: submit an individual request at the time of the withdrawal, establish an automatic withdrawal service or select the Guaranteed Withdrawal Balance Annuity Payment Option. The Guaranteed Withdrawal Balance Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% Annual Withdrawal Limit. Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Withdrawal Balance Annuity Payment Option.

For IRA contracts, the annual amount available for withdrawal within the Annual Withdrawal Limit may not be sufficient to satisfy your required minimum distributions. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Annual Withdrawal Limit. Withdrawals over the Annual Withdrawal Limit may quickly and substantially decrease your Guaranteed Amount and Annual Withdrawal Limit, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing resets of the Guaranteed Amount.

The tax consequences of withdrawals are discussed in your Prospectus, under Federal tax matters.

Any withdrawals you make, whether or not within the Annual Withdrawal Limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable fees and taxes) and not the Guaranteed Amount.

Death Benefit

There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. Refer to your prospectus for a discussion of death benefit payment options.

If the surviving spouse of the deceased contractowner continues the contract, all terms and conditions of the Rider will apply to the new contractowner. The new contractowner will then be eligible to elect to reset the Guaranteed Amount prior to the next available reset date; however, all other conditions for the reset apply and any subsequent reset by the new contractowner must meet all conditions for a reset.

If a beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Principal Security Benefit if desired. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. However, resets of the Guaranteed Amount will not be permitted. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Annual Withdrawal Limit, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Principal Security Benefit equal to his or her share of the death benefit.

Rider Charge Waiver

After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider charge may be waived. On each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider (or on the most recent reset date); and (2) subsequent purchase payments, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.

Termination

After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent reset of the Guaranteed Amount, the Rider may be terminated. This Rider will automatically terminate on the annuity commencement date (unless the Guaranteed Withdrawal Balance Annuity Payment Option is elected) and upon termination, will not result in any increase in contract value equal to the Guaranteed Amount. The Rider will also terminate upon the last payment of the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

Availability

This Rider is available for contracts issued after September 30, 2003.

                                     PART A

The Prospectus for the American Legacy III C-Share variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-38270) filed on April 15, 2003.

                   Lincoln Life & Annuity Company of New York

                Lincoln Life & Annuity Variable Annuity Account H

                           American Legacy III C-Share

                         Supplement dated September 29, 2003
          to the Statement of Additional Information dated May 1, 2003

Please keep this Supplement with your current American Legacy III C-Share Statement of Additional Information and retain it for reference.

In the Calculation of investment results section, a third Standard Performance chart has been added to reflect performance data assuming the Principal Security(SM) Benefit Rider is in effect, as follows:

(C) Standard Performance Data (assuming the i4LIFE(SM) Advantage is not in effect):

Period Ending December 31, 2002

                                                                                       10 Years/ Since
                                                    1-Year             5-Years         Inception
----------------------------------------------------------------------------------------------------------
Global Discovery Subaccount                              (23.36)%           N/A             (20.82)%
(commenced activity 7/5/01)
Global Growth Subaccount                                 (16.45)            N/A             (21.02)
(commenced activity 2/22/00)
Global Small Capitalization Subaccount                   (20.78)            N/A             (23.37)
(commenced activity 2/22/00)
Growth Subaccount                                        (26.08)            N/A             (17.99)
(commenced activity 2/22/00)
International Subaccount                                 (16.65)            N/A             (24.44)
(commenced activity 2/22/00)
New World Fund Subaccount                                 (7.56)            N/A             (11.29)
(commenced activity 2/22/00)
Blue Chip Income and Growth Subaccount                   (24.72)            N/A             (21.00)
(commenced activity 7/5/01)
Growth-Income Subaccount                                 (20.09)            N/A              (3.80)
(commenced activity 2/22/00)
Asset Allocation Subaccount                              (14.23)            N/A              (3.20)
(commenced activity 2/22/00)
Bond Subaccount                                            1.89             N/A               3.37
(commenced activity 2/22/00)
High-Income Bond Subaccount                               (3.88)            N/A              (1.52)
(commenced activity 2/22/00)
U.S. Gov't./AAA-Rated Securities Subaccount                6.90             N/A               7.09
(commenced activity 2/22/00)
Cash Management Subaccount                                (1.10)            N/A               1.17
(commenced activity 2/22/00)

The performance figures shown reflect the cost of the EGMDB with the Principal Security(SM) benefit.

In addition, a third Non-Standard Performance chart has been added to reflect performance data assuming the Principal Security(SM) Benefit Rider is in effect, as follows:

(C) Non-Standard Performance Data (assuming the i4LIFE(SM) Advantage is not in effect):

Period Ending December 31, 2002

                                                                                              Since
                                        YTD       1 Year    3 Year     5 Year     10 Year     Inception
-----------------------------------------------------------------------------------------------------------
Global Discovery Subaccount             (23.36)%  (23.36)%      N/A       N/A         N/A       (20.75)%
(commenced activity 7/5/2001)
Global Growth Subaccount                (16.45)   (16.45)    (17.83)%    3.19%        N/A         4.04
(commenced activity 4/30/1997)
Global Small Capitalization Subaccount  (20.78)   (20.78)    (18.09)      N/A         N/A         0.92
(commenced activity 4/30/1998)
Growth Subaccount                       (26.08)   (26.08)    (15.46)     4.39        9.88%       11.53
(commenced activity 2/8/1984)
International Subaccount                (16.65)   (16.65)    (20.85)     0.36        6.10         4.75
(commenced activity 5/1/1990)
New World Fund Subaccount                (7.56)    (7.56)     (9.56)      N/A         N/A        (3.96)
(commenced activity 6/17/1999)
Blue Chip Income and Growth Subaccount  (24.72)   (24.72)       N/A       N/A         N/A       (20.94)
(commenced activity 7/5/2001)
Growth-Income Subaccount                (20.09)   (20.09)     (5.36)     1.35        8.16        10.23
(commenced activity 2/8/1984)
Asset Allocation Subaccount             (14.23)   (14.23)     (4.82)    (0.01)       5.96         6.14
(commenced activity 8/1/1989)
Bond Subaccount                           1.89      1.89       3.56      2.62         N/A         3.46
(commenced activity 1/2/1996)
High-Income Bond Subaccount              (3.88)    (3.88)     (1.34)    (0.52)       3.92         7.50
(commenced activity 2/8/1984)
U.S. Gov't./AAA-Rated Securities          6.90      6.90       6.97      4.70        4.43         5.53
Subaccount
(commenced activity 12/2/1985)
Cash Management Subaccount               (1.10)    (1.10)      1.26      1.79        1.94         3.08
(commenced activity 2/8/1984)

The performance figures shown reflect the cost of the EGMDB option with the Principal Security(SM) benefit. If contractowners had chosen to eliminate the EGMDB, their returns would have been higher.

                                     PART B

The Statement of Additional Information for the American Legacy III C Share variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-38270) filed on April 15, 2003.

Lincoln Life & Annuity Variable Annuity Account H

                               VARIABLE ANNUITY

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C - OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

 (a) List of Financial Statements

     1. Part A.
        The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-38270) filed on April 15, 2003.

     2. Part B.
        The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-38270) filed on April 15, 2003.

        Statement of Assets and Liabilities--December 31, 2002
        Statement of Operations--Year ended December 31, 2002
        Statements of Changes in Net Assets--Years ended December 31, 2002 and
          2001
        Notes to Financial Statements
        Report of Ernst & Young LLP, Independent Auditors

     3. Part B. The following financial statements of Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-38270) filed on April 15, 2003.
        Balance Sheets--December 31, 2002 and 2001
        Statements of Income--Years ended December 31, 2002, 2001 and 2000 Statements of Shareholder's Equity--Years ended December 31, 2002, 2001, and 2000
        Statements of Cash Flows--Years ended December 31, 2002, 2001, and 2000 Notes to Financial Statements
        Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

                (b)  List of Exhibits


(1) Resolutions of the Board of Directors and memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.


(2)    None.


(3)(a) Underwriting Agreement incorporated herein by reference to Post-Effective Amendment No.2 (File No. 333-38007) filed on April 19, 2001.

   (b) Form of Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on October 12, 1999.

(4)(a) Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-38270) filed on April 19, 2001.

   (b) Individual Retirement Annuity Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-38270) filed on April 15, 2003.

   (c) Individual Retirement Annuity Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-38270) filed on April 15, 2003.

   (d) Both Individual Retirement Annuity Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-38270) filed on April 15, 2003.

   (e) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-38270) filed on April 15, 2003.

   (f) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-38270) filed on April 15, 2003.

   (g) Section 403(b) Annuity Endorsement (32481NY-I) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-38270) filed on April 15, 2003.

   (h) Variable Annuity Rider (Principal Security Rider--32793 5/03).

(5) Application incorporated herein by reference to Post-Effective Amendment No. 1 (Filed No. 333-38270) filed on April 19, 2001.

(6) Articles of Incorporation and Bylaws of Lincoln Life & Annuity Company of New York are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-10863) filed on August 27, 1996.


(7)    Not applicable.

(8)(a) Form of Service Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and LNY incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38007) filed on
       October 12, 1999.

   (b) Fund Participation Agreement incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-38007) filed on April 19, 2001.

   (c) Amended and Restated Service Agreement between The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (Filed No. 333-38007) filed on October 12, 1999.

   (d) Amendment dated January 3, 2001 to Service Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and the Lincoln National Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

(9) Opinion and consent of Robert O. Sheppard, Counsel of Lincoln Life & Annuity Company of New York as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-38270) filed on September 8, 2000.

(10)   Consent of Ernst & Young LLP, Independent Auditors.

(11)   Not applicable.

(12)   Not applicable.

(13) Schedule for Computation of Performance Quotations incorporated herein by reference to Pre-Effective Amendment No.1 (File No. 333-38270) filed on September 8, 2000.

(14)   Not applicable.

(15) Organizational Chart of the Lincoln National Insurance Holding Company System.

(16) Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-38270) filed on April 15, 2003.

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to the Lincoln Life & Annuity Variable Annuity Account H as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Item 25.

                                             Positions and Officers with Lincoln Life &
Name                                                Annuity Company of New York
----                                         ------------------------------------------
John H. Gotta****........................    President and Director

Janet Chrzan**...........................    Second Vice President/Chief Financial Officer

J. Patrick Barrett.......................    Director
    Chairman & CEO
    Carpat Investments
    4605 Watergap
    Manlius, NY 13104

Name
----

Robert D. Bond**.................................  Director

Jon A. Boscia***.................................  Director

Donna D. DeRosa****..............................  Director


Christine Frederick****..........................  Chief Compliance Officer


Rise C. M. Taylor**..............................  Second Vice President and
                                                   Assistant Treasurer


Barbara S. Kowalczyk***..........................  Director

M. Leanne Lachman................................  Director

  Principal
  Lend Lease Real Estate Investments
  787 7th Avenue - 46th Floor
  New York, NY 10019

Louis G. Marcoccia...............................  Director
  Senior Vice President
  Syracuse University
  Skytop Office Building
  Skytop Road
  Syracuse, NY 13244-5300


Gary W. Parker**** ..............................  Second Vice President and
                                                   Director

Ron J. Ponder....................................  Director
  Executive Vice President & CIO
  WellPoint Health Networks, Inc.
  1 Wellpoint Way
  T2-2G4
  Thousand Oaks, CA 91362


Jill S. Ruckelshaus..............................  Director
  1015 Evergreen Point Road
  PO Box 76
  Medina, WA 98039

Robert O. Sheppard*..............................  Second Vice President/
                                                   General Counsel

Todd R. Stephenson**.............................  Director


Eldon J. Summers**...............................  Treasurer


Richard C. Vaughan*** ...........................  Director

C. Suzanne Womack***.............................  Secretary


* Principal business address is 100 Madison Street, Suite 1860, Syracuse, New York 13202.

**   Principal business address is 1300 S. Clinton Street, Fort
     Wayne, Indiana 46802.

***  Principal business address is Centre Square West Tower,
     1500 Market St., Suite 3900, Philadelphia, PA 19102-2112.


**** Principal business address is 350 Church Street,
     Hartford, CT 06103.

Item 26.

                     PERSONS CONTROLLED BY OR UNDER COMMON
                   CONTROL WITH THE DEPOSITOR OR REGISTRANT


     See Exhibit 15: The Organizational Chart of The Lincoln National Insurance Holding Company System


Item 27.

                           NUMBER OF CONTRACT OWNERS


     As of June 30, 2003, there were 1,257 contractowners under Account H.


Item 28.

                         INDEMNIFICATION--UNDERTAKING

(a)  Brief description of indemnification provisions.

     In general, Article VII, Section 2, of the By-Laws of Lincoln Life & Annuity Co. of NY (LNY) provides that LNY will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNY, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNY. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of LNY in connection with suits by, or in the rights of LNY.

     Please refer to Article VII of the By-Laws of LNY (Exhibit No. 6(a) hereto) for the full text of the indemnification provisions.
     Indemnification is permitted by, and is subject to the requirements of, New York law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore,unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

(a) Lincoln Financial Advisors Corporation is the Principal Underwriter for Lincoln Life & Annuity Variable Annuity Account H; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b) Officers and Directors

NAME & TITLE                    BUSINESS ADDRESS

Robert W. Dineen*               President and Director

Randy Bailin**                  Vice President

Lucy D. Gase***                 Vice President, Assistant Secretary and Director

Matthew Lynch**                 Senior Vice President, Chief Financial Officer and Director

Cynthia A. Rose****             Secretary

Eldon J. Summers****            Treasurer

J. Michael Hemp*****            Director

* Principal business address of each person is One Commerce Square, 2005 Market Street, Philadelphia, PA 19103-3682

** Principal business address of each person is 350 Church Street, Hartford, CT 06103

*** Principal business address of each person is 1300 S. Clinton Street, Suite 150, Fort Wayne, IN 46802

**** Principal business address of each person is 1300 S. Clinton Street, Fort Wayne, IN 46802

***** Principal business address of each person is 18383 Preston Road, Suite 230, Dallas, TX 75242-5499

(c) NA

Item 30.  Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31.  Management Services

Not Applicable.

Item 32

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES


(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statemtent and has caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 22nd day of September, 2003.

                               LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H (Registrant)
                               American Legacy III C Share

                               By: /s/ Ronald L. Stopher
                                   ----------------------------------------
                                   Ronald L. Stopher
                                   2nd Vice President, Lincoln Life & Annuity
                                   Company of New York

                               LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                                   (Depositor)

                               By: /s/ Rise' C. M. Taylor
                                   ----------------------------------------
                                   Rise' C. M. Taylor
                                   (Signature-Officer of Depositor)
                                   2nd Vice President, Lincoln Life & Annuity
                                   Company of New York
                                   (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on September 22, 2003.

Signature                                                     Title


           *                        President and Director
-----------------------------
John H. Gotta                       (Principal Executive Officer)

           *                     2nd Vice President and Chief
-----------------------------
Janet Chrzan                     Financial Officer
                                 (Principal Accounting Officer and
                                 Principal Financial Officer)

           *                     Director
-----------------------------
J. Patrick Barrett
           *                     Director
-----------------------------
Robert D. Bond
           *                     Director
-----------------------------
Jon A. Boscia
                                 Director
-----------------------------
Donna D. DeRosa
           *                     Director
-----------------------------
Barbara S. Kowalczyk
           *                     Director
-----------------------------
M. Leanne Lachman
           *                     Director
-----------------------------
Louis G. Marcoccia
           *                     Director
-----------------------------
Gary W. Parker
           *                     Director
-----------------------------
Ron J. Ponder
                                 Director
-----------------------------
Jill S. Ruckelshaus
                                 Director
-----------------------------
Todd R. Stephenson
           *                     Director
-----------------------------
Richard C. Vaughan


*By /s/ Rise' C. M. Taylor       Pursuant to a Power of Attorney
   --------------------------
    Rise' C. M. Taylor